Acquisitions, Investments and Disposals - Schedule of Net Assets of the Disposal Group (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 42,495
Accounts receivable, net	985	$ 1,530
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	16,040,632	16,190,250
Liabilities
Accounts payable and accrued liabilities	493,278	339,074
Deferred revenue	190,850	$ 166,517
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$ 13,717,056